Intangible Assets and Goodwill, Net - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 43,328,954
Balance at end of the period	42,724,218	$ 43,328,954
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	13,873,817
Balance at end of the period	13,409,283	13,873,817
Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	228,510
Amortization of the year		321,520
Balance at end of the period	255,782	228,510
Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	221,402
Amortization of the year	110,701	110,701
Balance at end of the period	110,701	221,402
Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	4,015,219
Balance at end of the period	4,692,574	4,015,219
Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	2,150,433
Balance at end of the period	1,546,264	2,150,433
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,821,828
Balance at end of the period	5,825,559	5,821,828
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	1,436,425
Balance at end of the period	978,403	1,436,425
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	62,798,367
Transfers to property, plant and equipment	1,045,065	1,487,056
Balance at end of the period	65,034,704	62,798,367
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	33,343,230	30,389,457
Additions	1,235,177	2,106,750
Transfers from property, plant and equipment	1,247,347	1,487,056
Transfers to property, plant and equipment	(202,282)
Retirements	(53,140)	(855,838)
Transfers and reclassifications	127,526	236,391
Effect of translation	21,911	(20,586)
Balance at end of the period	35,719,769	33,343,230
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	2,127,697	1,891,306
Transfers and reclassifications	99,399	236,391
Balance at end of the period	2,227,096	2,127,697
Cost | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	553,505	553,505
Balance at end of the period	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	10,858,388	9,065,582
Additions	959,813	913,108
Transfers from property, plant and equipment	1,247,347	1,487,056
Retirements	(28,127)	(526,166)
Transfers and reclassifications	84,823	(68,641)
Effect of translation	17,236	(12,551)
Balance at end of the period	13,139,480	10,858,388
Cost | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	8,782,852	8,785,423
Transfers and reclassifications	16,428	1,162
Effect of translation	5,054	(3,733)
Balance at end of the period	8,804,334	8,782,852
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,821,828	5,993,891
Additions	3,731	67,285
Retirements		(239,348)
Balance at end of the period	5,825,559	5,821,828
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	5,198,960	4,099,750
Additions	271,633	1,126,357
Transfers to property, plant and equipment	(202,282)
Retirements	(25,013)	(90,324)
Transfers and reclassifications	(73,124)	67,479
Effect of translation	(379)	(4,302)
Balance at end of the period	5,169,795	5,198,960
Accumulated Amortisation
Analysis of the changes in intangible assets
Balance at beginning of the period	(19,469,413)
Balance at end of the period	(22,310,486)	(19,469,413)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(19,469,413)	(17,085,043)
Amortization of the year	(2,474,510)	(2,500,646)
Other amortization of the year	(380,863)	531,426
Retirements	30,130	631,738
Effect of translation	(15,830)	15,964
Balance at end of the period	(22,310,486)	(19,469,413)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	(1,899,187)	(1,569,786)
Amortization of the year	(72,127)	(329,401)
Balance at end of the period	(1,971,314)	(1,899,187)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(332,103)	(221,402)
Amortization of the year	(110,701)	(110,701)
Balance at end of the period	(442,804)	(332,103)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	(6,843,169)	(5,934,647)
Amortization of the year	(1,717,282)	(1,490,841)
Retirements	28,127	529,403
Reclassifications	96,304	44,824
Effect of translation	(10,886)	8,092
Balance at end of the period	(8,446,906)	(6,843,169)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	(6,632,419)	(6,108,251)
Amortization of the year	(523,878)	(530,013)
Reclassifications	(96,719)	2,112
Effect of translation	(5,054)	3,733
Balance at end of the period	(7,258,070)	(6,632,419)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		(15,454)
Amortization of the year		(7,773)
Retirements		23,227
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	(3,762,535)	(3,235,503)
Amortization of the year	(50,522)	(31,917)
Other amortization of the year	(380,863)	531,426
Retirements	2,003	79,108
Reclassifications	415	(46,936)
Effect of translation	110	4,139
Balance at end of the period	$ (4,191,392)	$ (3,762,535)